UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2012

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Hawaiian Tax-Free Trust
Schedule of Investments
June 30, 2012
(unaudited)

Principal	Security	Moody's/S&P
Amount	Description	Ratings	Value	(a)

Municipal Bonds (96.8%):
General Obligation Bonds (53.9%):

	City and County of Honolulu, Hawaii
$7,720,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR***	$8,646,477

	City and County of Honolulu, Hawaii
8,270,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR***	9,262,483
1,000,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa1/NR***	1,120,330

	City and County of Honolulu, Hawaii
8,500,000	5.000%, 07/01/17 NPFG Insured	Aa1/NR***	9,204,735

	City and County of Honolulu, Hawaii, Board of Water Supply System, Refunding Series A
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA	3,240,686

	City and County of Honolulu, Hawaii, Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA-	3,376,710

	City and County of Honolulu, Hawaii, Series A
3,025,000	5.750%, 04/01/13 FGIC TCRS Insured	Aa1/NR	3,149,116

	City and County of Honolulu, Hawaii, Series A
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	5,600,050
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR***	5,593,750
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR***	13,167,720

	City and County of Honolulu, Hawaii, Series A
7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR***	7,666,120

	City and County of Honolulu, Hawaii, Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,388,320
5,000,000	5.000%, 04/01/19	Aa1/NR***	6,088,950
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,732,938

	City and County of Honolulu, Hawaii Refunding, Series A
8,105,000	5.000%, 07/01/27 NPFG Insured	Aa1/NR***	8,672,026

	City and County of Honolulu, Hawaii, Series A 1994, ETM, Collateral: U.S. Government Securities
775,000	5.750%, 04/01/13 FGIC/ TCRS Insured	Aa1/NR	806,620

	City and County of Honolulu, Hawaii, Series A 2003, Unrefunded Portion
425,000	5.250%, 03/01/15 NPFG Insured	Aa1/NR***	437,992
670,000	5.250%, 03/01/17 NPFG Insured	Aa1/NR***	689,939
285,000	5.250%, 03/01/18 NPFG Insured	Aa1/NR***	293,559

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 03/01/13 @100, Collateral: U.S. Government Securities
3,205,000	5.250%, 03/01/15 NPFG Insured	NR/AA+	3,310,541
4,110,000	5.250%, 03/01/17 NPFG Insured	NR/AA+	4,245,342
1,715,000	5.250%, 03/01/18 NPFG Insured	NR/AA+	1,771,475

	City and County of Honolulu, Hawaii Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,762,000
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,406,980
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,443,950

	City and County of Honolulu, Hawaii, Series C
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR***	7,563,763

	City and County of Honolulu, Hawaii, Series D
2,595,000	5.000%, 07/01/22 AGM - CR NPFG Insured	Aa1/AA-	2,903,156

	City and County of Honolulu, Hawaii, Series D
3,750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR***	4,204,763
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	6,809,661

	City and County of Honolulu, Hawaii Series D
3,500,000	5.250%, 09/01/26	Aa1/NR***	4,180,085
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,540,070
7,390,000	5.250%, 09/01/28	Aa1/NR***	8,740,301
8,585,000	5.250%, 09/01/30	Aa1/NR***	10,128,926
9,105,000	5.250%, 09/01/31	Aa1/NR***	10,696,827

	City and County of Honolulu, Hawaii Series F
5,000,000	5.000%, 09/01/19	Aa1/NR***	6,152,550
5,000,000	5.000%, 09/01/20	Aa1/NR***	6,099,600

	City and County of Honolulu, Hawaii Refunding, Series F
1,500,000	5.000%, 07/01/28 NPFG/ FGIC Insured	Aa1/NR***	1,645,965

	City and County of Honolulu, Hawaii, Series F
1,000,000	5.250%, 07/01/19 NPFG/ FGIC Insured	Aa1/NR***	1,128,630
5,335,000	5.250%, 07/01/20 NPFG/ FGIC Insured	Aa1/NR***	6,014,519

	City and County of Honolulu, Hawaii Refunding & Improvement, Series B, ETM
630,000	5.000%, 10/01/13	Aaa/NR***	666,994

	City and County of Honolulu, Hawaii, Water Utility Refunding and Improvement, ETM, Collateral: U.S. Government Securities
1,125,000	6.000%, 12/01/12 FGIC/ TCRS Insured	Aa1/NR	1,151,573
1,050,000	6.000%, 12/01/15 FGIC/ TCRS Insured	Aa1/NR	1,241,625

	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,256,755
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,658,282
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,365,732
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,798,496
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,289,703

	County of Hawaii
2,010,000	5.250%, 07/15/21 NPFG Insured	Aa2/AA-	2,180,207

	County of Hawaii, Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-	2,010,954
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,287,355
1,085,000	5.000%, 03/01/30	Aa2/AA-	1,237,182

	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-	2,376,180

	County of Hawaii, Series A
1,000,000	5.000%, 07/15/16 AGM Insured	Aa2/AA-	1,046,920
2,000,000	5.000%, 07/15/17 AGM Insured	Aa2/AA-	2,093,420
1,000,000	5.000%, 07/15/18 AGM Insured	Aa2/AA-	1,046,070
1,500,000	5.000%, 07/15/19 AGM Insured	Aa2/AA-	1,568,625

	County of Hawaii, Series A
1,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA-	2,089,002

	County of Hawaii, Series A
1,000,000	5.600%, 05/01/13 NPFG/ FGIC Insured	Aa2/AA-	1,044,170

	County of Kauai, Hawaii, 2005-Series A
1,560,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA	1,757,418
2,010,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA	2,256,547
2,060,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA	2,308,683
1,400,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA	1,567,650

	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,097,130
1,445,000	4.000%, 08/01/22	Aa2/AA	1,656,562
1,240,000	4.000%, 08/01/24(A)	Aa2/AA	1,396,463
1,000,000	3.625%, 08/01/25	Aa2/AA	1,069,820
970,000	3.000%, 08/01/25(A)	Aa2/AA	969,990
600,000	3.000%, 08/01/26(A)	Aa2/AA	590,496
2,280,000	4.500%, 08/01/28(A)	Aa2/AA	2,596,624
345,000	5.000%, 08/01/29(A)	Aa2/AA	405,575

	County of Kauai, Hawaii, Series A
1,000,000	5.000%, 08/01/23 NPFG/ FGIC Insured	Aa2/AA	1,136,360
1,555,000	5.000%, 08/01/24 NPFG/ FGIC Insured	Aa2/AA	1,767,040
1,500,000	5.000%, 08/01/25 NPFG/ FGIC Insured	Aa2/AA	1,645,185
1,000,000	5.000%, 08/01/28 NPFG/ FGIC Insured	Aa2/AA	1,136,360
1,000,000	5.000%, 08/01/29 NPFG/ FGIC Insured	Aa2/AA	1,136,360

	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+	1,345,925

1,105,000	5.000%, 03/01/19 NPFG Insured	Aa1/AA+	1,213,489

	County of Maui, Hawaii, Series A
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+	1,304,777
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+	858,473

	County of Maui, Hawaii, Refunding, 2005 Series A
1,000,000	5.000%, 03/01/18 NPFG Insured	Aa1/AA+	1,100,390

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,531,203
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,285,234
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,691,210

	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,565,192

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR*	874,545

	State of Hawaii
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA	5,658,700

	State of Hawaii Prerefunded 10/01/14 @100
5,000,000	5.000%, 10/01/22 NPFG Insured	Aa2/AA	5,515,650

	State of Hawaii
2,330,000	6.000%, 12/01/12 NPFG/ FGIC Insured	Aa2/AA	2,384,755

	State of Hawaii, Series BZ
3,500,000	6.000%, 10/01/12 FGIC/ TCRS Insured	Aa2/AA	3,548,545

	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG/ FGIC Insured	Aa2/AA	3,573,330

	State of Hawaii, Series CZ
1,000,000	5.250%, 07/01/12 AGM Insured	Aa2/AA	1,000,106

	State of Hawaii, Series CZ, Prerefunded to 07/01/12 @100
1,275,000	5.500%, 07/01/14 AGM Insured	Aa2/AA	1,275,000
3,000,000	5.250%, 07/01/15 AGM Insured	Aa2/AA	3,000,000
3,000,000	5.250%, 07/01/17 AGM Insured	Aa2/AA	3,000,000
1,000,000	5.250%, 07/01/20 AGM Insured	Aa2/AA	1,000,000
6,500,000	5.250%, 07/01/21 AGM Insured	Aa2/AA	6,500,000

	State of Hawaii, Series DD Prerefunded 5/01/14 @100
5,000,000	5.250%, 05/01/23 NPFG Insured	Aa2/AA	5,445,550

	State of Hawaii, Series DE
2,500,000	5.000%, 10/01/24 NPFG Insured	Aa2/AA	2,685,575

	State of Hawaii, Series DE, Prerefunded to 10/01/14 @100
240,000	5.000%, 10/01/21 NPFG Insured	Aa2/BBB	264,468

	State of Hawaii, Series DE, Unrefunded Portion
15,760,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA	17,155,706

	State of Hawaii, Series DF
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA	3,924,445
10,000,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA	11,084,300
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA	5,526,650

	State of Hawaii, Series DF, Prerefunded to 07/01/15 @100
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR	3,392,437
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR	3,839,853

	State of Hawaii, Series DF, Unrefunded Portion
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA	7,790,751
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA	1,787,583

	State of Hawaii, Series DG, Refunding
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA	2,251,400

	State of Hawaii, Series DI
5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA	5,681,300
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA	3,122,625
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA	5,673,650

	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	5,735,800

	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC Insured	Aa2/AA	5,735,800

	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,178,690

	State of Hawaii, Series DO, Refunding
1,100,000	3.000%, 08/01/12	Aa2/AA	1,102,493

	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	12,047,400

	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa2/AA	7,106,688

	State of Hawaii, Series DZ
1,500,000	5.000%, 12/01/19	Aa2/AA	1,855,995

	State of Hawaii, Series DZ
1,000,000	5.000%, 12/01/23	Aa2/AA	1,230,020
7,500,000	5.000%, 12/01/26	Aa2/AA	8,944,800
5,000,000	5.000%, 12/01/28	Aa2/AA	5,890,350
7,500,000	5.000%, 12/01/29	Aa2/AA	8,788,200
8,500,000	5.000%, 12/01/30	Aa2/AA	9,906,665
1,500,000	5.000%, 12/01/31	Aa2/AA	1,738,890

	Total General Obligation Bonds		474,905,741

Revenue Bonds (42.9%):

	ABAG Finance Authority for Nonprofit Corporations, California Revenue Jewish Home San Francisco, VRDO*, daily reset
9,700,000	0.130%, 11/15/35 Wells Fargo LOC	VMIG1/NR	9,700,000

	Board of Regents, University of Hawaii, University System, Series A, Prerefunded to 07/15/12 @100, Collateral: State & Local Government Series 100%
2,000,000	5.500%, 07/15/19 FGIC Insured	Aa2/A+	2,002,960
2,000,000	5.500%, 07/15/21 FGIC Insured	Aa2/A+	2,002,960
2,000,000	5.500%, 07/15/22 FGIC Insured	Aa2/A+	2,002,960
3,000,000	5.500%, 07/15/29 FGIC Insured	Aa2/A+	3,004,440

	City and County of Honolulu, Hawaii Board of Water Supply System
1,070,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA	1,175,951

	City and County of Honolulu, Hawaii, Board of Water Supply System, Prerefunded to 07/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/BBB	2,311,043

	City and County of Honolulu, Hawaii Board of Water Supply Water System
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA	5,594,750

	City and County of Honolulu, Hawaii Board of Water Supply System, Refunding Series A
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA	4,943,879

	City and County of Honolulu, Hawaii, Board of Water Supply System, Refunding Series A, Prerefunded to 07/01/14 @100
400,000	4.750%, 07/01/20 NPFG/ FGIC Insured	Aa2/AA	434,684

	City and County of Honolulu, Hawaii, Board of Water Supply System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR	5,425,111
4,955,000	4.500%, 07/01/30	Aa2/NR	5,574,177
5,020,000	5.000%, 07/01/31	Aa2/NR	5,852,718
3,040,000	5.000%, 07/01/32	Aa2/NR	3,524,424
5,495,000	5.000%, 07/01/33	Aa2/NR	6,334,966

	City and County of Honolulu, Hawaii Board of Water Supply Water System, Prerefunded to 07/01/14 @100
2,545,000	4.750%, 07/01/19 NPFG/ FGIC Insured	Aa2/AA	2,765,677

	City and County of Honolulu, Hawaii, Wastewater System
5,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/AA-	5,338,350

	City and County of Honolulu, Hawaii Wastewater System, First Bond Resolution-Senior Series A
1,000,000	5.000%, 07/01/20	Aa2/AA	1,207,800
2,455,000	5.000%, 07/01/21	Aa2/AA	2,938,463
2,800,000	5.000%, 07/01/22	Aa2/AA	3,323,264
3,300,000	5.000%, 07/01/23	Aa2/AA	3,879,183
2,500,000	5.000%, 07/01/24	Aa2/AA	2,912,425

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution, Senior Series A
1,000,000	5.000%, 07/01/36 NPFG Insured	Aa2/AA	1,070,000

	City and County of Honolulu, Hawaii Wastewater System, Second Bond, Junior B-1 Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/AA-	1,518,153
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/AA-	2,185,853
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/AA-	2,282,904

	City and County of Honolulu, Hawaii, Wastewater System, Senior Series A

3,370,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/AA	3,744,879
2,000,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/AA	2,162,940

5,360,000	4.500%, 07/01/28	Aa2/NR***	5,967,020
4,480,000	4.500%, 07/01/30	Aa2/NR***	4,935,482
1,000,000	4.000%, 07/01/31	Aa2/NR***	1,057,250
2,000,000	5.250%, 07/01/36	Aa2/NR***	2,314,700

	City and County of Honolulu, Hawaii, Wastewater System, Series A
1,825,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/AA	1,996,422

	City and County of Honolulu, Hawaii Wastewater System, 2nd Board Resolution Resolution-Junior-Series A
1,155,000	4.000%, 07/01/13	Aa3/AA-	1,197,874
1,000,000	4.000%, 07/01/14	Aa3/AA-	1,066,300
1,030,000	5.000%, 07/01/22	Aa3/AA-	1,215,153

	City and County of Honolulu, Hawaii Wastewater System, 2nd Board Resolution Resolution-Junior-Series A
7,400,000	4.500%, 07/01/27	Aa3/AA-	8,144,662

	Hawaii State Department of Budget and Finance, Special Purpose Revenue, Electric Co. & Subsidiaries
2,000,000	4.800%, 01/01/25 FGIC Insured	Baa1/BBB-	2,040,380

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Linked Certificates (Kapiolani Health Care)
2,185,000	6.400%, 07/01/13	A3/BBB+	2,248,190

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series A VRDO*, weekly reset
18,535,000	0.300%, 07/01/29 Bank of America LOC	VMIG1/A-1	18,535,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series B, VRDO* weekly reset
20,000,000	0.300%, 07/01/29 Bank of America LOC	VMIG1/A-1	20,000,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc.), Series A
4,965,000	5.500%, 12/01/14 AMBAC Insured	Baa1/BBB-	4,974,930

	Hawaii State Department of Budget and Finance of the State of Hawaii Special Purpose Revenue (Hawaiian Electric Company, Inc. and Subsidiaries Projects), Series A-AMT
5,700,000	5.650%, 10/01/27 NPFG Insured	Baa2/BBB	5,777,235

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc., and Subsidiaries Projects), Series B-AMT
1,000,000	5.000%, 12/01/22 Syncora Guarantee, Inc. Insured	Baa1/BBB-	1,012,550

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Wilcox Memorial Hospital Projects)
1,145,000	5.350%, 07/01/18	A3/BBB+	1,147,233

	Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, Kahala Nui
1,000,000	5.125%, 11/15/32(A)	NR/NR*****	1,028,440

	Hawaii State Department of Hawaiian Home Lands
730,000	4.500%, 04/01/14	A1/NR****	764,858
500,000	5.000%, 04/01/15	A1/NR****	541,440
715,000	5.000%, 04/01/17	A1/NR****	806,663
1,000,000	5.500%, 04/01/20	A1/NR****	1,157,410

	Puerto Rico Commonwealth Highway & Transportation Authority, Series D, Prerefunded to 07/01/12 @100
500,000	5.750%, 07/01/41	Baa1/AA+	500,000

	Puerto Rico Commonwealth Highway & Transportation Authority, Series G, Prerefunded to 07/01/13 @100
840,000	5.250%, 07/01/15 FGIC Insured	Baa1/NR	881,026

	Puerto Rico Commonwealth Highway & Transportation Authority, Series G, Unrefunded Portion
160,000	5.250%, 07/01/15 FGIC Insured	Baa1/BBB	166,077

	Puerto Rico Electric Power Authority Power Revenue Bonds Series QQ
3,195,000	5.500%, 07/01/16 Syncora Guarantee, Inc. Insured	Baa1/BBB+	3,632,204

	Puerto Rico Electric Power Authority Power Revenue Series TT
5,000,000	5.000%, 07/01/26	Baa1/BBB+	5,249,450

	Puerto Rico Electric Power Authority Power Revenue, Refunding Series UU
1,000,000	4.250%, 07/01/13	Baa1/BBB+	1,032,400

	State of Hawaii Airport System, AMT, Second Series, ETM, Collateral: U.S. Government Securities
1,765,000	6.900%, 07/01/12 NPFG Insured	NR/BBB	1,765,286

	State of Hawaii Airport System Revenue Refunding, AMT
15,000,000	5.000%, 07/01/21	A2/A	17,348,250
5,000,000	5.000%, 07/01/22	A2/A	5,719,200
1,500,000	5.000%, 07/01/23	A2/A	1,695,705
3,000,000	5.000%, 07/01/24	A2/A	3,374,010

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A	1,382,346
1,000,000	5.250%, 07/01/23	A2/A	1,193,230
1,000,000	5.250%, 07/01/27	A2/A	1,161,090

	State of Hawaii Airport System, Series A
2,000,000	4.000%, 07/01/20	A2/A	2,225,220
3,000,000	5.000%, 07/01/22	A2/A	3,540,060

	State of Hawaii Harbor Capital Improvement, Series B-AMT
3,000,000	5.500%, 07/01/19 AMBAC Insured	NR/NR**	3,005,850

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+	18,735,420
3,000,000	5.625%, 07/01/40	A2/A+	3,354,480

	State of Hawaii Harbor System, Series A
4,910,000	5.250%, 01/01/25 AGM Insured	Aa3/AA-	5,189,870
1,450,000	5.250%, 01/01/27 AGM Insured	Aa3/AA-	1,526,807

	State of Hawaii Harbor System, Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	Aa3/AA-	2,188,880
2,215,000	5.250%, 07/01/17 AGM Insured	Aa3/AA-	2,522,442

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,189,500
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,209,190
6,135,000	5.500%, 07/01/18	Aa2/AA+	7,595,007
5,220,000	6.000%, 01/01/23	Aa2/AA+	6,388,601

	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+	1,104,400
2,000,000	5.000%, 07/01/22 AGM Insured	Aa2/AA+	2,200,140

	State of Hawaii Highway Revenue, Series A
6,000,000	5.000%, 01/01/28	Aa2/AA+	7,065,900
4,100,000	5.000%, 01/01/29	Aa2/AA+	4,802,330
3,980,000	5.000%, 01/01/30	Aa2/AA+	4,636,660
3,040,000	5.000%, 01/01/32	Aa2/AA+	3,503,570

	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+	2,246,340

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series A-AMT
2,105,000	5.300%, 07/01/22 FNMA Insured	Aaa/AA+	2,106,410
7,860,000	5.400%, 07/01/29 FNMA Insured	Aaa/AA+	7,862,830
405,000	5.750%, 07/01/30 FNMA Insured	Aaa/AA+	405,097
690,000	5.400%, 07/01/30 FNMA Insured	Aaa/AA+	690,200

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
4,605,000	5.300%, 07/01/28 FNMA Insured	Aaa/AA+	4,606,520

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
2,215,000	4.500%, 01/01/26 FNMA/GNMA Collateralized	Aaa/AA+	2,419,954

	State of Hawaii Housing Finance and Development Corp. Multifamily Revenue, Ko Oloa Ula Apartments, Series B, VRDO*
5,800,000	0.018%, 09/01/17	NR/A-1+	5,800,000

	State of Hawaii Housing Finance and Development Corp. Multifamily Revenue, Kuhio Park Terrace, Series B
2,525,000	1.250%, 10/01/13 FHLMC Insured	NR/A-1+	2,538,938

	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/A+	5,625,150

	University of Hawaii
2,000,000	5.000%, 10/01/23 AGC-ICC MBIA	Aa2/AA-	2,236,580

	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+	1,138,760
2,725,000	5.500%, 10/01/22	Aa2/A+	3,311,420
5,225,000	5.250%, 10/01/34	Aa2/A+	5,890,404

	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+	1,071,550
500,000	4.000%, 10/01/15	Aa2/A+	549,870
1,125,000	4.000%, 10/01/16	Aa2/A+	1,266,210
2,175,000	4.000%, 10/01/17	Aa2/A+	2,466,733
1,000,000	4.000%, 10/01/19	Aa2/A+	1,142,830

	University of Hawaii, Series B-2
1,500,000	4.000%, 10/01/14	Aa2/A+	1,607,325

	University of Hawaii Revenue Refunding, Series A
760,000	5.000%, 10/01/15	Aa2/A+	860,016
625,000	4.000%, 10/01/16	Aa2/A+	703,450
1,510,000	5.000%, 10/01/17	Aa2/A+	1,788,671
230,000	2.000%, 10/01/18	Aa2/A+	234,752

	University of Hawaii Revenue Refunding, Series A
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/A+	1,085,370
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/A+	5,218,294

	University of Hawaii, University System, Prerefunded to 07/12/12 @100 Collateral: State and Local Government Securities
1,650,000	5.125%, 07/15/32 FGIC Insured	Aa2/A+	1,652,277

	University of Hawaii, University System, Series A, Prerefunded to 07/15/12 @100
1,090,000	5.500%, 07/15/16 FGIC Insured	Aa2/A+	1,091,613

	Total Revenue Bonds		377,846,271

	Total Investments (cost $796,736,638-note b) - 96.8%		852,752,012
	Other assets less liabilities - 3.2%		28,121,464
	NET ASSETS - 100.0%		$880,873,476

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Fitch Ratings:
*** AA
**** A
*****BBB

(A) Security purchased on a delayed delivery or when-issued basis.

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa or VMIG1of Moody's and A-1 of S&P	8.5%
Prerefunded bonds †† / Escrowed to Maturity bonds	8.9
Aa of Moody's or AA of S&P	71.6
A of Moody's	7.8
Baa of Moody's	2.9
Not rated**	0.3
100.0%

† Calculated using the Moody's rating unless otherwise noted.

†† Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
ABAG	Association of Bay Area Governments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LOC	Letter of Credit
NPFG	National Public Finance Guarantee
NR	Not Rated
TCRS	Transferable Custodial Receipts
VRDO	Variable Rate Demand Obligation

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $796,736,638 amounted to $56,015,374 which consisted of aggregate gross unrealized appreciation of $56,034,711 and aggregate gross unrealized depreciation of $19,337.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	852,752,012
Level 3 – Significant Unobservable Inputs	-
Total	$852,752,012

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee August 20, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer August 20, 2012